AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JUNE 30, 2016
TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED FEBRUARY 29, 2016

AI BOYD WATTERSON CORE PLUS FUND (Ticker Symbols: IIISX, IBFSX)	AI NAVELLIER LARGE CAP GROWTH FUND (Ticker Symbols: LGNIX, LGNAX, LGNCX)
AI KANSAS TAX-EXEMPT BOND FUND (Ticker Symbols: SEKSX, IKSTX, IKTEX)	AI JAFORLINES RISK-MANAGED ALLOCATION FUND (Ticker Symbols: RMAIX, AARMX, ACRMX)
AI NAVELLIER INTERNATIONAL FUND (Ticker Symbols: IMSSX, IIESX)	AI U.S. INFLATION-PROTECTED FUND (Ticker Symbols: FFIHX, FNIHX, FCIHX, AIIPX)

Effective immediately, the names of funds in the Trust are changed as shown in the following table.

CURRENT FUND NAME	NEW FUND NAME
AI Boyd Watterson Core Plus Fund	American Independence Boyd Watterson Core Plus Fund
AI Kansas Tax-Exempt Bond Fund	American Independence Kansas Tax-Exempt Bond Fund
AI Navellier International Fund	American Independence Navellier International Fund
AI Navellier Large Cap Growth Fund	American Independence Navellier Large Cap Growth Fund
AI JAForlines Risk-Managed Allocation Fund	American Independence JAForlines Risk-Managed Allocation Fund
AI U.S. Inflation-Protected Fund	American Independence U.S. Inflation-Protected Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE